INCOME TAXES 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (64,222)	$ (9,225)	¥ (65,023)	¥ (51,773)
Deferred income tax expense	(6,475)	(930)	(6,740)	(1,151)
Income tax expense	¥ (70,697)	$ (10,155)	¥ (71,763)	¥ (52,924)